VictoryShares US Value Momentum ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	20.91%	14.28%	13.91%
Nasdaq US 500 Large Cap Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.61%		14.64%	14.22%
Nasdaq Victory US Value Momentum Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.03%
Blended-Nasdaq Victory US Value Momentum Index/MSCI USA Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.03%		10.60%	9.50%
VictoryShares US Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.72%		10.35%	8.68%	[2]
VictoryShares US Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.92%		9.83%	8.17%	[2]
VictoryShares US Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.65%		8.07%	6.81%	[2]

[1]	The Blended-Nasdaq Victory US Value Momentum Index/MSCI USA Select Value Momentum Blend Index performance reflects that of the MSCI USA Select Value Momentum Blend Index, the Fund's prior index, through November 1, 2022, and the Nasdaq Victory US Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.